Stockholders' Equity (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended
	Nov. 27, 2014	Dec. 31, 2014	Sep. 30, 2015
Common stock, authorized		500,000,000	500,000,000
Common stock, par value		$ 0.001	$ 0.0001
Preferred stock, authorized		50,000,000	50,000,000
Preferred stock, par value		$ 0.001	$ 0.0001
Common stock voting rights description		Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.	Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.
Common stock issued to founder of the company, values		$ 2,000	$ 2,000
Common stock issued to founder of the company, price per share	$ 0.0001	$ 0.0001
Common stock, outstanding		20,000,000	20,000,000
Founders [Member]
Common stock issued to founder of the company, shares	20,000,000
Christopher Mussallem [Member]
Common stock issued to founder of the company, shares	19,400,000
Andre Brown [Member]
Common stock issued to founder of the company, shares	600,000